Mileage program (Tables)	12 Months Ended
Dec. 31, 2022
Mileage Program
Schedule of mileage program

	2022	2021
Mileage program	2,533,410	2,097,432
Breakage	(664,106)	(480,301)
Total	1,869,304	1,617,131

Current	1,576,849	1,298,782
Non-current	292,455	318,349